Marketable Securities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Marketable Securities [Line Items]
Amortized Cost	$ 18,763	$ 16,760
Gross Unrealized Gains	69	122
Gross Unrealized Losses	(228)	(11)
Gross Realized Losses	(140)
Fair Value	18,464	16,871
Mutual funds
Marketable Securities [Line Items]
Amortized Cost	1,252	1,200
Gross Unrealized Gains	22	0
Gross Unrealized Losses	0	0
Gross Realized Losses	0
Fair Value	1,274	1,200
Government debentures
Marketable Securities [Line Items]
Amortized Cost	1,894	1,360
Gross Unrealized Gains	23	6
Gross Unrealized Losses	0	(7)
Gross Realized Losses	(9)
Fair Value	1,908	1,359
Corporate debentures
Marketable Securities [Line Items]
Amortized Cost	15,617	14,200
Gross Unrealized Gains	24	116
Gross Unrealized Losses	(228)	(4)
Gross Realized Losses	(131)
Fair Value	$ 15,282	$ 14,312